Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2012
Registrant Name	dei_EntityRegistrantName	DREYFUS PREMIER GNMA FUND, INC
Central Index Key	dei_EntityCentralIndexKey	0000762156
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 04, 2012
Document Effective Date	dei_DocumentEffectiveDate	Sep. 04, 2012
DREYFUS GNMA FUND (Prospectus Summary) | DREYFUS GNMA FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GPGAX
DREYFUS GNMA FUND (Prospectus Summary) | DREYFUS GNMA FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GPNCX
DREYFUS GNMA FUND (Prospectus Summary) | DREYFUS GNMA FUND | Class Z
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DRGMX